Core Deposits and Other Intangibles (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-lived Intangible Assets

A summary of intangible assets subject to amortization is as follows (in thousands):

	Core Deposit Intangible	Brand Intangible	Customer Relationships Intangible	Total
As of March 31, 2015
Gross carrying amount	$92,679	$8,464	$16,089	$117,232
Accumulated amortization	(90,819)	(3,854)	(12,956)	(107,629)

Net intangible assets	$1,860	$4,610	$3,133	$9,603

As of September 30, 2014
Gross carrying amount	$92,679	$8,464	$16,089	$117,232
Accumulated amortization	(87,423)	(3,572)	(12,008)	(103,003)

Net intangible assets	$5,256	$4,892	$4,081	$14,229

A summary of intangible assets subject to amortization is as follows (in thousands):

	Core Deposit Intangible	Brand Intangible	Customer Relationships Intangible	Other	Total
As of September 30, 2014
Gross carrying amount	$92,679	$8,464	$16,089	$—	$117,232
Accumulated amortization	(87,423)	(3,572)	(12,008)	—	(103,003)

	$5,256	$4,892	$4,081	$—	$14,229

As of September 30, 2013
Gross carrying amount	$92,679	$8,464	$16,089	$—	$117,232
Accumulated amortization	(73,668)	(3,008)	(10,112)	—	(86,788)

	$19,011	$5,456	$5,977	$—	$30,444

Schedule of Finite-lived Intangible Assets, Future Amortization Expense

Estimated amortization expense of intangible assets in subsequent fiscal years is as follows (in thousands):

Remaining in 2015	$2,484
2016	2,822
2017	1,097
2018	564
2019	564
2020 and thereafter	2,072

$9,603

Estimated amortization expense of intangible assets in subsequent fiscal years is as follows (in thousands):

2015	$7,110
2016	2,822
2017	1,097
2018	564
2019	564
2020 and thereafter	2,072

$14,229